Note 16 - Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2014 (prior to Spin-Off)	2013	2012
Risk-free weighted interest rate	1.27%	0.6%	0.6%
Expected life (in years)	4.1	4.1	4.1
Expected volatility	38%	44%	57%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted Average Exercise Price Per Share	Weighted Average Contractual Life (Years)	Intrinsic Value (Thousands)
Outstanding Options at May 30, 2014	554,738	$11.14
Granted	--	--
Exercised	(12,628)	11.95
Forfeited / Expired	(9,184)	16.43
Outstanding Options at December 31, 2014Total amortizable intangible assets	532,926	$11.03	3.4	$66,130

Exercisable Options at December 31, 2014	384,892	$8.24	1.8	$66,130

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding as of December 31, 2014	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable as of December 31, 2014	Weighted Average Exercise Price

$3.63			137,771	0.14	$3.63	137,771	$3.63
$8.21			174,508	1.13	$8.21	174,508	$8.21
$16.43			98,382	6.13	$16.43	45,060	$16.43
$17.48			51,087	8.14	$17.48	11,480	$17.48
$18.43			34,441	7.13	$18.43	16,073	$18.43
$21.87			36,737	9.13	$21.87	--	$--
$3.63	-	$21.87	532,926	3.41	$11.03	384,892	$8.24

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Awards	Weighted Average Grant Date Fair Value Per Share
Nonvested shares at May 30, 2014	435,999	$18.87
Granted	188,005	21.14
Vested	(19,358)	13.87
Forfeited	(27,764)	18.75
Nonvested shares at December 31, 2014Total amortizable intangible assets	576,882	$19.78